Debt - Total assets and third-party indebtedness (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt issued
Total assets	$ 5,837,394	$ 4,288,359
Indentures governing the 2028 Notes, the 2030 Notes and the 2031 Notes | Company and its Restricted Subsidiaries
Debt issued
Total assets	4,922,451	3,643,013
Third-party indebtedness	1,534,730	1,252,270
Revenues	973,461	245,383	$ 173,405
Indentures governing the 2028 Notes, the 2030 Notes and the 2031 Notes | Unrestricted Subsidiaries
Debt issued
Total assets	914,943	645,346
Revenues	$ 113,441	$ 73,844	$ 43,925